Property, plant and equipment	12 Months Ended
Jun. 30, 2022
Property, plant and equipment.
Property, plant and equipment
13	Property, plant and equipment

	Freehold	Plant and	Fixtures
	property	machinery	and fittings	Total
	£’000	£’000	£’000	£’000
At 1 July 2020
Cost	270,900	38,222	79,741	388,863
Accumulated depreciation	(56,435)	(32,461)	(45,528)	(134,424)
Net book amount	214,465	5,761	34,213	254,439
Year ended 30 June 2021
Opening net book amount	214,465	5,761	34,213	254,439
Additions	721	3,091	1,795	5,607
Transfers	7,366	—	(7,366)	—
Depreciation charge	(3,432)	(3,507)	(6,048)	(12,987)
Closing net book amount	219,120	5,345	22,594	247,059
At 30 June 2021
Cost	278,987	38,309	73,528	390,824
Accumulated depreciation	(59,867)	(32,964)	(50,934)	(143,765)
Net book amount	219,120	5,345	22,594	247,059
Year ended 30 June 2022
Opening net book amount	219,120	5,345	22,594	247,059
Additions	2,390	2,706	2,791	7,887
Transfers	—	231	(231)	—
Depreciation charge	(3,394)	(3,013)	(5,878)	(12,285)
Closing net book amount	218,116	5,269	19,276	242,661
At 30 June 2022
Cost	281,377	39,562	75,394	396,333
Accumulated depreciation	(63,261)	(34,293)	(56,118)	(153,672)
Net book amount	218,116	5,269	19,276	242,661

(i)	Assets pledged as security

Property, plant and equipment with a net book amount of £209,442,000 (2021: £213,452,000) has been pledged to secure the revolving facilities, the secured term loan facility and senior secured notes borrowings of the Group (see Note 25).

(ii)	Depreciation methods and useful lives

Land is not depreciated. With the exception of freehold property acquired before 1 August 1999, depreciation is calculated using the straight-line method to allocate cost, net of residual values, over the estimated useful lives as follows:

Freehold property	75 years
Computer equipment and software (included within Plant and machinery)	3 years
Plant and machinery	4-5 years
Fixtures and fittings	7 years

Freehold property acquired before 1 August 1999 is depreciated on a reducing balance basis at an annual rate of 1.33%.

See Note 2.11 for the other accounting policies relevant to property, plant and equipment, and Note 2.10 for the Group’s policy regarding impairments.

(iii)	Capital commitments

See Note 32.1 for disclosure of capital commitments relating to property, plant and equipment.